Business Segments - Business Segment Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Noninterest income	$ 10,401	$ 9,831	$ 9,602
Other intangibles	176	168	161
Total noninterest expense	13,369	12,785	12,464
Provision for credit losses	3,806	1,504	1,379
Net income	4,985	6,946	7,124
Net (income) loss attributable to noncontrolling interests	(26)	(32)	(28)
Net income attributable to U.S. Bancorp	4,959	6,914	$ 7,096
Corporate and Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	3,259	3,101
Noninterest income	1,078	861
Total income	4,337	3,962
Noninterest expense	1,680	1,624
Other intangibles		4
Total noninterest expense	1,680	1,628
Income before provision and income taxes	2,657	2,334
Provision for credit losses	575	89
Income before income taxes	2,082	2,245
Income taxes and taxable-equivalent adjustment	521	562
Net income	1,561	1,683
Net income attributable to U.S. Bancorp	1,561	1,683
Loans	108,320	99,037
Other earning assets	4,163	3,751
Goodwill	1,647	1,647
Other intangible assets	6	8
Assets	120,829	108,983
Noninterest-bearing deposits	40,109	29,400
Interest-bearing deposits	83,684	72,822
Total deposits	123,793	102,222
Total U.S. Bancorp shareholders' equity	16,385	15,508
Consumer and Business Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	6,263	6,351
Noninterest income	3,360	2,385
Total income	9,623	8,736
Noninterest expense	5,573	5,257
Other intangibles	16	20
Total noninterest expense	5,589	5,277
Income before provision and income taxes	4,034	3,459
Provision for credit losses	322	311
Income before income taxes	3,712	3,148
Income taxes and taxable-equivalent adjustment	929	789
Net income	2,783	2,359
Net income attributable to U.S. Bancorp	2,783	2,359
Loans	152,634	144,616
Other earning assets	7,186	3,989
Goodwill	3,500	3,496
Other intangible assets	2,106	2,619
Assets	170,531	158,932
Noninterest-bearing deposits	35,543	27,831
Interest-bearing deposits	147,336	129,235
Total deposits	182,879	157,066
Total U.S. Bancorp shareholders' equity	15,058	15,151
Wealth Management and Investment Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	996	1,172
Noninterest income	1,877	1,803
Total income	2,873	2,975
Noninterest expense	1,871	1,775
Other intangibles	12	13
Total noninterest expense	1,883	1,788
Income before provision and income taxes	990	1,187
Provision for credit losses	38	(3)
Income before income taxes	952	1,190
Income taxes and taxable-equivalent adjustment	238	299
Net income	714	891
Net income attributable to U.S. Bancorp	714	891
Loans	11,327	10,085
Other earning assets	287	282
Goodwill	1,617	1,617
Other intangible assets	39	49
Assets	14,448	13,336
Noninterest-bearing deposits	16,275	13,231
Interest-bearing deposits	66,172	62,142
Total deposits	82,447	75,373
Total U.S. Bancorp shareholders' equity	2,482	2,441
Payments Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,530	2,474
Noninterest income	3,124	3,711
Total income	5,654	6,185
Noninterest expense	3,133	3,005
Other intangibles	148	131
Total noninterest expense	3,281	3,136
Income before provision and income taxes	2,373	3,049
Provision for credit losses	681	1,109
Income before income taxes	1,692	1,940
Income taxes and taxable-equivalent adjustment	423	486
Net income	1,269	1,454
Net income attributable to U.S. Bancorp	1,269	1,454
Loans	31,539	33,566
Other earning assets	5	6
Goodwill	3,060	2,818
Other intangible assets	580	536
Assets	36,496	39,424
Noninterest-bearing deposits	4,356	1,261
Interest-bearing deposits	122	114
Total deposits	4,478	1,375
Total U.S. Bancorp shareholders' equity	6,095	6,069
Treasury and Corporate Support [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	(124)	57
Noninterest income	962	1,071
Total income	838	1,128
Noninterest expense	936	956
Total noninterest expense	936	956
Income before provision and income taxes	(98)	172
Provision for credit losses	2,190	(2)
Income before income taxes	(2,288)	174
Income taxes and taxable-equivalent adjustment	(946)	(385)
Net income	(1,342)	559
Net (income) loss attributable to noncontrolling interests	(26)	(32)
Net income attributable to U.S. Bancorp	(1,368)	527
Loans	3,449	3,382
Other earning assets	162,492	131,823
Assets	188,903	154,978
Noninterest-bearing deposits	2,256	2,140
Interest-bearing deposits	2,762	8,636
Total deposits	5,018	10,776
Total U.S. Bancorp shareholders' equity	12,226	13,454
Consolidated Company [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	12,924	13,155
Noninterest income	10,401	9,831
Total income	23,325	22,986
Noninterest expense	13,193	12,617
Other intangibles	176	168
Total noninterest expense	13,369	12,785
Income before provision and income taxes	9,956	10,201
Provision for credit losses	3,806	1,504
Income before income taxes	6,150	8,697
Income taxes and taxable-equivalent adjustment	1,165	1,751
Net income	4,985	6,946
Net (income) loss attributable to noncontrolling interests	(26)	(32)
Net income attributable to U.S. Bancorp	4,959	6,914
Loans	307,269	290,686
Other earning assets	174,133	139,851
Goodwill	9,824	9,578
Other intangible assets	2,731	3,212
Assets	531,207	475,653
Noninterest-bearing deposits	98,539	73,863
Interest-bearing deposits	300,076	272,949
Total deposits	398,615	346,812
Total U.S. Bancorp shareholders' equity	$ 52,246	$ 52,623